Offerings	Apr. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Underwriter's Warrant
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 276,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.12
Offering Note	In September 2025, the Company previously paid to register the 276,000 shares underlying the underwriter's warrant at a price of $5.00 per share. Because the exercise price of the shares underlying the underwriter's warrant is equal to $6.00 per share, the Company is paying an additional registration fee for the $1.00 per share difference, which amounts to $276,000 as the maximum aggregate additional offering price. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,640.98
Offering Note	Represents 3,000,000 shares of Common Stock, plus an overallotment of up to 450,000 shares of Common Stock, that may be issued in the initial public offering upon exercise of the underwriter over-allotment option. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrant
Amount of Registration Fee	$ 0.00
Offering Note	Represents the underwriter's warrant to purchase up to 276,000 shares of Common Stock, equal to 8% of the shares of Common Stock issued in the offering, including the shares of Common Stock that may be issued in exercise of the over-allotment option. In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the shares of Common Stock underlying the warrants, and no separate fee is payable for the warrants.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Underwriter's Warrant
Amount Registered | shares	276,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 1,380,000.00
Amount of Registration Fee	$ 211.28
Offering Note	Represents shares of Common Stock underlying the underwriter's warrant to purchase up to 276,000 shares of Common Stock. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.